Employee Benefits - Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	12.33%
Average length of obligation (years)	17 years 6 months 7 days	15 years 14 days
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.02%	5.02%
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Actuarial assumption of basic basket for active personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.00%	5.00%
Actuarial assumption of basic basket for retired personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	7.53%	9.29%
Actuarial assumption of gas and gasoline rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Medical services [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	7.65%	7.65%
Other long-term benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average length of obligation (years)	17 years 6 months 7 days	15 years 14 days
Other long-term benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.02%	5.02%
Other long-term benefits [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Other long-term benefits [member] | Actuarial assumption of basic basket for active personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	5.00%	5.00%
Other long-term benefits [member] | Actuarial assumption of basic basket for retired personnel [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%
Other long-term benefits [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	7.53%	9.29%
Other long-term benefits [member] | Actuarial assumption of gas and gasoline rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of principal actuarial assumptions used in determining the defined benefit obligation	4.00%	4.00%